Summary of significant accounting policies - Liquidity (Details)	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working capital				$ 2,100,000		$ 4,200,000
Cash and cash equivalents				29,756		1,409,070	$ 16,274
Operating loss				$ 2,805,331	$ 7,058,158	$ 17,531,647	$ 28,216,352	$ (3,239,390)
Subsequent Events
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total units to be sold | item			295
Total price of units		$ 294,500
Advance payment	$ 1,000,000
Miners received	1,112